Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2021, assets held in the Trust Account were comprised of $230,021,238 in money market funds which are invested primarily in U.S. Treasury Securities. Through December 31, 2021, the Company has not withdrawn any of interest earned on the Trust Account.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$230,021,238

Liabilities:
Warrant liability – Public Warrants	1	$7,585,400
Warrant liability – Private Placement Warrants	3	$10,920,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our accompanying December 31, 2021 consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

The Public Warrants were initially valued using a lattice model, specifically a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology. The Public Warrants began trading 45 days after issuance. As of December 31, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price as of the consolidated balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

The Private Placement Warrants were valued using a lattice model, specifically a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of our ordinary shares. The expected volatility of the Company’s ordinary shares was determined based on the implied volatility of the Public Warrants.

The key inputs into the binomial lattice model for the Warrants were as follows:

	January 28, 2021 (Initial Measurement)		December 31, 2021
Input	Public Warrants	Private Warrants	Private Warrants
Market price of public shares	$9.61	$9.61	9.84
Risk-free rate	1.00%	1.00%	1.23%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$11.50	$11.50	11.50
Effective expiration date	6/12/26	6/12/26	10/29/26
One-touch hurdle	$18.13

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Initial measurement on January 28, 2021	$4,740,000	$8,970,000	$13,710,000
Change in fair value	6,180,000	(2,070,000)	4,110,000
Transfer to Level 1	—	(6,900,000)	(6,900,000)
Fair value as of December 31, 2021	$10,920,000	$—	$10,920,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants was $6,900,000 when the Public Warrants transferred from a Level 3 fair value measurement to a Level 1 fair value measurement, which occurred on March 18, 2021 when the Public Warrants began trading on the open market.

Blade Therapeutics, Inc. [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

3.    Fair Value Measurement

The Company assesses the fair value of financial instruments based on the provisions of ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.
Level 2 —

Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Company’s short-term investments primarily utilize broker quotes in a non-active market for valuation of these securities.

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

Financial assets and liabilities measured and recognized at fair value are as follows:

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
	(in thousands)
Assets:
Cash and cash equivalents
Money market funds	$1,613	$—	$—	$1,613
Total financial assets	$1,613	$—	$—	$1,613

Liabilities:
Contingent Consideration	$—	$—	$6,432	$6,432
Convertible Notes at fair value	—	—	23,410	23,410
Warrant Liability	—	—	630	630
Total financial liabilities	$—	$—	$30,472	$30,472
	December 31, 2021
	Level 1	Level 2	Level 3	Fair Value
	(in thousands)
Assets:
Cash and cash equivalents
Money market funds	$1,972	$—	$—	$1,972
Total financial assets	$1,972	$—	$—	$1,972

Liabilities:
Contingent Consideration	$—	$—	$7,011	$7,011
Convertible Notes at fair value	—	—	46,360	46,360
Warrant Liability	—	—	3,135	3,135
Total financial liabilities	$—	$—	$56,506	$56,506

Indemnification Holdback:

The Company’s financial liability related to the Series C-1 convertible preferred stock to be issued in connection with the merger with ATXCo after the satisfaction of any indemnification obligations that may arise during the 12-month period following the merger date (“Indemnification Holdback”). This obligation was settled in October 2020 with no outstanding balance remaining as of December 31, 2020 (See Note 15 — Acquisition of ATXCo). Prior to its settlement, the fair value of the Indemnification Holdback was classified within Level 3 of the fair value hierarchy and was estimated based on anticipated results, trends, and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. The fair value of the Indemnification Holdback was initially measured on September 23, 2019, the date which the Company completed the merger with ATXCo. The Company assesses the fair value of the Indemnification Holdback each reporting period and changes in fair value are recorded in other income (expense), net in the consolidated statements of operations and comprehensive loss.

In October 2020, upon the conclusion of the 12-month holdback period and immediately prior to settlement, the Indemnification Holdback was adjusted to its $3.1 million settlement-date fair value, resulting in a fair value gain on remeasurement of $0.2 million. The Company fully settled the Indemnification Holdback by issuing 3,033,231 shares of its Series C-1 convertible preferred stock and paying $43,000 in cash. There was no Indemnification Holdback outstanding as of December 31, 2020 and 2021.

The following table provides the changes in the fair value of the Indemnification Holdback (in thousands):

Balance as of December 31, 2019	$3,389
Payment of qualifying indemnification expenses	(63)
Change in fair value	(220)
Settlement in Series C-1 convertible preferred stock	(3,063)
Settlement in cash	(43)
Balance as of December 31, 2020	$—

Contingent Consideration:

The Contingent Consideration represents the value of the Company’s Series C-1 convertible preferred stock to be issued in connection with the Company’s acquisition of ATXCo, upon the achievement of a certain clinical milestone (“Contingent Consideration”) (See Note 15 — Acquisition of ATXCo). The fair value of the Contingent Consideration, which is classified within Level 3 of the fair value hierarchy, was estimated based on anticipated clinical results and the fair value of the Series C-1 convertible preferred stock. The fair value of Contingent Consideration was initially measured on September 23, 2019, the date which the Company completed the merger with ATXCo. The Company assesses the fair value of the Contingent Consideration each reporting period and changes in fair value are recorded in other income (expense), net in the consolidated statements of operations and comprehensive loss.

The following table provides the changes in the fair value of the Contingent Consideration (in thousands):

Balance as of December 31, 2019	$5,394
Change in fair value	1,038
Balance as of December 31, 2020	$6,432
Change in fair value	579
Balance as of December 31, 2021	$7,011

Convertible Notes at Fair Value:

In 2020 and 2021, the Company issued the 2020 and 2021 Convertible Notes. Due to certain embedded features within the 2020 and 2021 Convertible Notes, the Company elected to account for the notes under the fair value option (See Note 9 — Convertible Notes). The 2020 and 2021 Convertible Notes and associated warrants were recorded at their fair value upon issuance of $20.7 million and $20.0 million, respectively. The Company recognized a loss of $2.7 million and $2.5 million on the change in fair value of the notes for the years ended December 31, 2020 and 2021, respectively.

The estimated fair value of the 2020 and 2021 Convertible Notes, which are classified as Level 3 in the fair value hierarchy, is determined based on a multiple scenario analysis that utilizes Monte Carlo simulations. The model includes assumptions related to the value of the instruments based on the estimated timings and amounts of future rounds of financing, change in control of the Company, adverse results of the Company’s clinical trials and other adverse scenarios, maturity of the notes, and an imputed discount rate based on estimated market interest rates. Further assumptions used in the Monte Carlo simulations are the equity value and outstanding balance of the notes as of the valuation date and the volatility of the Company’s underlying common stock to determine the market value of the invested capital upon a future financing date or upon the Company achieving an exit event prior to or as of the maturity of the notes. The change in fair value of the convertible notes was recognized in the change in fair value of convertible notes, tranche obligation and warrant liability in the consolidated statement of operations and comprehensive loss.

The following table provides the changes in the fair value of the 2020 and 2021 Convertible Notes (in thousands):

Balance as of December 31, 2019	$—
Proceeds from issuance 2020 convertible notes and warrants	20,716
Proceeds allocated to 2020 common stock warrants at fair value	(630)
Interest expense accrued	647
Change in fair value of convertible notes	2,677

Balance as of December 31, 2020	$23,410
Proceeds from issuance 2021 convertible notes and warrants	20,000
Proceeds allocated to 2021 common stock warrants and tranche obligation at fair value	(1,692)
Interest expense accrued	2,145
Change in fair value of convertible notes	2,497

Balance as of December 31, 2021	$46,360

Warrant Liability:

In July 2020, warrants to purchase the Company’s common stock (“2020 Warrants”) were issued in connection with the 2020 Convertible Notes (See Note 10 — Common Stock Warrants). In May and June 2021, warrants to purchase the Company’s common stock (“2021 Warrants”) were issued in connection with the 2021 Convertible Notes (See Note 10 — Common Stock Warrants).

The estimated fair value of the 2020 and 2021 Warrants, which are classified as Level 3 financial liabilities in the fair value hierarchy, is determined at inception and as of December 31, 2020 and 2021, using a probability-weighted Black-Scholes valuation. Black-Scholes inputs used to value the 2020 and 2021 Warrants are based on information from purchase agreements and within valuation reports prepared by an independent third party for the Company. Inputs include exercise price, volatility, fair value of common stock, expected dividend rate and risk-free interest rate. The Company determined that the fair value of the 2020 Warrants and 2021 Warrants at their respective issuance dates was $0.6 million and $1.6 million, respectively. There was no change in the estimated fair value of the 2020 Warrants from July 2020 to December 31, 2020.

The key assumptions used for the valuation of the 2020 and 2021 Warrants were as follows:

December 31,
	2020	2021
Risk-free interest rate	0.09% – 0.34%	0.10% – 0.49%
Weighted-average expected term (years)	0.75 – 4.80	1.20 – 1.51
Weighted-average expected volatility	87.4% – 88.2%	86.4% – 87.5%
Dividend yield	—%	—%

The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 categories during the periods presented.

Of the Company’s Level 3 liabilities, the 2020 and 2021 Convertible Notes are presented within current liabilities and the 2020 and 2021 Warrants are presented within accrued expenses and other current liabilities on the consolidated balance sheets. The change in fair value of the warrants was recognized in the change in fair value of convertible notes, tranche obligation and warrant liability in the consolidated statement of operations and comprehensive loss.

The following table provides the change in fair value of the 2020 and 2021 Warrants (in thousands):

Balance as of December 31, 2019	$—
Issuance of 2020 warrants	630
Balance as of December 31, 2020	$630
Issuance of 2021 warrants	1,644
Change in fair value of the 2020 and 2021 Warrants	861
Balance as of December 31, 2021	$3,135

Tranche Obligation:

The 2021 Convertible Notes include a tranche obligation that commits the Company to borrow an additional $4.0 million from the 2021 Convertible Notes investors under the same terms of the initial 2021 Convertible Notes issued. No additional warrants are issuable upon the investors calling this tranche. The Company determined that the additional tranche obligation meets the definition of a freestanding financial instrument under ASC 480, Distinguishing Liabilities from Equity. As this tranche obligation is callable outside the control of the Company, it was determined to require liability classification under ASC 480. The tranche obligation was recorded at its fair value of $48,000 upon issuance. Upon calling of the tranche obligation in November and December 2021, the Company issued an additional $4.0 million in 2021 Convertible Notes and the tranche obligation was extinguished. The fair value of the tranche obligation at the time of extinguishment was $0.1 million, determined using Black-Scholes method. The change in fair value of the tranche obligation was recognized in the change in fair value of convertible notes, tranche obligation and warrant liability in the consolidated statement of operations and comprehensive loss.

The key assumptions used for the valuation of the 2021 tranche obligation were as follows:

	Year ended December 31, 2021
Risk-free interest rate	0.02% –	0.05%
Weighted-average expected term (years)	0.25
Weighted-average expected volatility	25.0%
Dividend yield	—%

The initial and subsequent fair values of tranche obligation recognized in connection with the issuance of 2021 Convertible Notes were determined with the assistance of a third-party valuation specialist using significant inputs not observable in the market which constitute Level 3 measurements within the fair value hierarchy.

The following table provides the change in fair value of the 2021 Convertible Note tranche obligation (in thousands):

Initial recognition of tranche obligation upon issuance of 2021 Convertible Notes	$48
Change in fair value	44
Extinguishment of tranche obligation	(92)
Balance as of December 31, 2021	$—